Financial Instruments (Tables)	12 Months Ended
Dec. 28, 2024
Derivative Instruments and Hedges, Assets [Abstract]
Schedule of Notional Amounts of Outstanding
The notional amounts of our financial instruments used to hedge the above risks as of December 28, 2024 and December 30, 2023 are as follows:

	Notional Amounts(a)
	2024	2023
Commodity contracts	$1.4	$1.7
Interest rate swap contracts	$2.0	$—
Foreign exchange contracts	$3.1	$3.8
Cross-currency contracts	$1.2	$1.3
Non-derivative debt instruments	$2.9	$3.0
(a)In billions.

Fair Values Of Financial Assets And Liabilities
The fair values of our financial assets and liabilities as of December 28, 2024 and December 30, 2023 are categorized as follows:

		2024		2023
	Fair Value Hierarchy Levels(a)	Assets(a)	Liabilities(a)	Assets(a)	Liabilities(a)
Available-for-sale debt securities (b)	3, 2	$1,041	$—	$1,334	$—
Index funds (c)	1	$336	$—	$292	$—
Prepaid forward contracts (d)	2	$15	$—	$13	$—
Deferred compensation (e)	2	$—	$503	$—	$477
Derivatives designated as fair value hedging instruments:
Interest rate swap contracts (f)	2	$—	$46	$—	$—

Derivatives designated as cash flow hedging instruments:
Foreign exchange contracts (g)	2	$55	$3	$3	$31
Cross-currency contracts (g)	2	—	165	5	135
Commodity contracts (h)	2	27	6	10	24
		$82	$174	$18	$190
Derivatives designated as net investment hedging instruments:
Cross-currency contracts (g)	2	$1	$4	$—	$—

Derivatives not designated as hedging instruments:
Foreign exchange contracts (g)	2	$28	$12	$33	$38
Commodity contracts (h)	2	3	10	5	13
		$31	$22	$38	$51
Total derivatives at fair value (i)		$114	$246	$56	$241
Total		$1,506	$749	$1,695	$718
(a)Fair value hierarchy levels are defined in Note 7. Unless otherwise noted, financial assets are classified on our balance sheet within prepaid expenses and other current assets and other assets. Financial liabilities are classified on our balance sheet within accounts payable and other current liabilities and other liabilities.
(b)Classified as other assets. Includes Level 3 assets of $1,041 million as of December 28, 2024, and Level 2 assets of $178 million and Level 3 assets of $1,156 million as of December 30, 2023. The fair value of our Level 3 investment in Celsius is estimated using probability-weighted discounted future cash flows based on a Monte Carlo simulation using significant unobservable inputs such as an 80% probability that a certain market-based condition will be met and an average estimated discount rate of 7.3% and 8.1% as of December 28, 2024 and December 30, 2023, respectively, based on Celsius’ estimated synthetic credit rating. The fair value of the other Level 3 investment is estimated using a lattice model primarily based on the underlying stock price, volatility and certain significant unobservable inputs, such as a discount rate of 8.3% as of December 28, 2024, based upon an estimated synthetic credit rating. An increase in the probability that certain market-based conditions will be met or a decrease in the discount rate would result in a higher fair value measurement, while a decrease in the probability that certain market-based conditions will be met or an increase in the discount rate would result in a lower fair value measurement. The fair value of our Level 2 investment as of December 30, 2023 approximates the transaction price and any accrued returns, as well as the amortized cost.
(c)Based on the price of index funds. These investments are classified as short-term investments and are used to manage a portion of market risk arising from our deferred compensation liability.
(d)Based primarily on the price of our common stock.
(e)Based on the fair value of investments corresponding to employees’ investment elections.
(f)Based on Secured Overnight Financing Rate forward rates. As of December 28, 2024, the carrying amount of hedged fixed-rate debt was $1.9 billion, which was classified on the balance sheet within long-term debt obligations.
(g)Based on recently reported market transactions of spot and forward rates.
(h)Primarily based on recently reported market transactions of swap arrangements.
(i)Derivative assets and liabilities are presented on a gross basis on our balance sheet. Amounts subject to enforceable master netting arrangements or similar agreements which are not offset on our balance sheet as of December 28, 2024 and December 30, 2023 were not material. Collateral received or posted against our asset or liability positions was not material. Exchange-traded commodity futures are cash-settled on a daily basis and, therefore, not included in the table.

Effective Portion Of Pre-Tax (Gains)/Losses On Derivative Instruments
Losses/(gains) on our fair value hedges are categorized as follows:

	Losses/(Gains) Recognized in Income Statement(a)
	2024	2023
Interest rate swap contracts	$46	$—
(a)Interest rate derivative losses/(gains) are included in net interest expense and other. These losses/(gains) are substantially offset by decreases/increases in the value of the underlying debt, which are also included in net interest expense and other.
Losses/(gains) on our cash flow hedges are categorized as follows:

	Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		Losses/(Gains) Reclassified from Accumulated Other Comprehensive Loss into Income Statement(a)
	2024	2023	2024	2023
Foreign exchange contracts	$(101)	$93	$(6)	$61
Cross-currency contracts	46	(34)	48	(31)
Commodity contracts	57	149	123	125
Total	$2	$208	$165	$155
(a)Foreign exchange derivative losses/(gains) are included in net revenue and cost of sales. Cross-currency interest rate swap derivative losses/(gains) are included in selling, general and administrative expenses. Commodity derivative losses/(gains) are included in either cost of sales or selling, general and administrative expenses, depending on the underlying commodity. See Note 11 for further information.
Losses/(gains) on our net investment hedges are categorized as follows:

	Losses/(Gains) Recognized in Accumulated Other Comprehensive Loss		Losses/(Gains) Recognized in Income Statement(a)
	2024	2023	2024	2023
Non-derivative debt instruments	$(133)	$122	$—	$—
Cross-currency contracts	3	—	(5)	—
Total	$(130)	$122	$(5)	$—
(a)Amount excluded from the assessment of effectiveness recognized in earnings associated with cross-currency interest rate swaps.
Derivatives Not Designated as Hedging Instruments
Losses/(gains) recognized in the income statement related to our non-designated hedges are categorized as follows:

	2024			2023
	Cost of sales	Selling, general and administrative expenses	Total	Cost of sales	Selling, general and administrative expenses	Total
Foreign exchange contracts	$1	$2	$3	$(1)	$41	$40
Commodity contracts	2	8	10	39	33	72
Total	$3	$10	$13	$38	$74	$112